Related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Related Parties and Relationships
A)	Entities Controlling the Company (Holding Companies)

•	Volcan Investments Limited (‘Volcan’)

•	Volcan Investments Cyprus Limited

Intermediate Holding Companies

•	Vedanta Resources Limited

•	Vedanta Resources Holdings Limited

•	Twin Star Holdings Limited

•	Finsider International Company Limited

•	Westglobe Limited

•	Welter Trading Limited

•	Richter Holdings Limited

•	Vedanta Resources Finance Limited

•	Vedanta Resources Cyprus Limited

B)	Fellow subsidiaries (with whom transactions have taken place)

•	Konkola Copper Mines

•	Vedanta Resources Jersey II Limited

•	Vedanta Resources Jersey Limited

•	Vedanta Jersey Investments Limited

•	Sterlite Technologies Limited

•	Sterlite Power Transmission Limited

•	Sterlite Iron and Steel Company Limited

•	Sterlite Power Grid Ventures Limited

C)	Post Retirement Benefit Plan

•	Balco Employees Provident Fund Trust

•	Hindustan Zinc Ltd Employees Contributory Provident Fund Trust

•	Sesa Group Employees Provident Fund Trust

•	Sesa Mining Corporation Limited Employees Provident Fund Trust

•	Sesa Resources Limited Employees Provident Fund Trust

•	HZL Employee group Gratuity Trust

•	Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund

•	Sesa Resources Limited Employees Gratuity Fund

•	Sesa Mining Corporation Limited Employees Gratuity Fund

•	HZL Superannuation Trust

•	Sesa Group Executives Superannuation scheme Fund

•	Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund

D)	Other Related Parties (with whom transactions have taken place)

•	Vedanta Medical Research Foundation

•	Vedanta Foundation

•	India Grid trust

•	Cairn Foundation

•	Sesa Community Development Foundation

•	Janhit Electoral Trust

•	Runaya Refinery LLP

Summary of Significant Transactions with Related Parties

A summary of significant related party transactions for the year ended March 31, 2017, March 31, 2018 and March 31, 2019 are noted below:

	For the year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Sales
Sterlite Technologies Limited	8,577	693	4	0
Sterlite Power Transmission Limited	177	11,288	9,180	133
Konkola Copper Mines	—	24	—	—

Total	8,754	12,005	9,184	133

Purchases of goods/services
Konkola Copper Mines	2,977	6,575	4,020	58
Sterlite Technologies Limited	174	9	—	—
Sterlite Power Transmission limited	28	128	16	0
Runaya Refinery LLP	—	—	9	0

Total	3,179	6,712	4,045	58

Interest income /guarantee commission/ (Finance costs)
Vedanta Resources Jersey II Limited	(2,179)	—	—	—
Vedanta Resources Jersey Limited	(36)	—	—	—
Vedanta Resources Limited	394	279	275	4
Konkola Copper Mines	26	45	56	1
Twin Star Holdings Limited	14	15	16	0
Sterlite Iron and Steel Company Limited	2	4	4	0
Sterlite Technologies Limited	90	—	—	—
Sterlite Power Transmission limited	—	7	43	1

Total	(1,689)	350	394	6

Dividend paid
Twin Star Holdings Limited	26,829	29,243	26,001	376
Finsider International Company Limited	7,809	8,512	7,568	109
Westglobe Limited	862	940	836	12
Welter Trading Limited	744	811	721	11

Total	36,244	39,506	35,126	508

Management and brand fees expenses
Vedanta Resources Limited	589	3,447	3,255	47
Sterlite Technologies Limited	—	—	134	2

	589	3,447	3,389	49

Dividend Income
Sterlite Technologies Limited	7	4	10	0
India Grid Trust	—	81	152	2

Total	7	85	162	2

Outsourcing Service Income
Vedanta Resources Limited	32	33	30	0

Total	32	33	30	0

Long Term Incentive Plan Expenses
Vedanta Resources Limited	628	531	152	2
Konkola Copper Mines	—	(1)	(4)	(0)

	For the year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Total	628	530	148	2

(Recovery of)/Reimbursement to / for other expenses
Sterlite Power Grid Ventures Limited	—	0	1	0
Sterlite Technologies Limited	—	—	1	0
Sterlite Power Technologies Limited	—	—	2	0
Sterlite Iron and Steel Company Limited	0	—	—	—
Vedanta Resources Limited	152	170	13	0
Konkola Copper Mines	(134)	(48)	(30)	(0)
Volcan Investments Limited	(14)	(17)	(8)	(0)

Total	4	105	(21)	(0)

Loans given/(repaid) during the year
Roshskor Township (Proprietary) Limited	—	—	(15)	(0)
Sterlite Iron and Steel Company Limited	0	0	0	0

Total	0	0	(15)	(0)

	For the year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Loan taken/(repaid) during the year
Vedanta Resources Jersey II Limited	(126,187)	—	—	—
Vedanta Resources Jersey II Limited	939	—	—	—
Vedanta Resources Jersey Limited	1,907	—	—	—
Vedanta Resources Jersey Limited	(1,907)	—	—	—

Total	(125,248)	—

Guarantee given/(taken) during the year
Vedanta Resources Limited	(142,653)	—	(8,735)	(126)
Vedanta Medical Research Foundation	—	344	687	10

Total	(142,653)	344	(8,048)	(116)

Guarantee relinquished during the year
Vedanta Resources Limited#	—	350,149	8,735	126
Vedanta Medical Research Foundation	—	—	524	8

Total	—	350,149	9,259	134

#

During the previous year ended March 31, 2018, guarantee worth ₹ 282,058 million has been withdrawn by Vedanta Resources Limited and the guarantees worth ₹ 68,091 million is extinguished as the underlying external loan has been repaid.

	For the year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Corporate social responsibility expenditure/ donation
Sesa Community Development Foundation	19	53	69	1
Vedanta Foundation	683	1	50	1
Vedanta Medical Research Foundation	348	833	998	14
Cairn Foundation	120	161	187	3
Janhit Electoral Trust	—	—	25	0

Total	1,170	1,048	1,329	19

Investments made/(redeemed) during the year
Vedanta Resources Limited (investment in bonds)*	(960)	(1,118)	(1,992)	(29)
India Grid trust	—	(4)	—	—

Total	(960)	(1,122)	(1,992)	(29)

* Includes premium on redemption of bonds of ₹ Nil, ₹ 96 million and ₹ NIL ($ Nil) for year ended March 31, 2017, March 31, 2018 and March 31, 2019 respectively.
Investments Purchased from
Volcan Investments Limited (Refer Note 35(f))	—	—	38,124	551

Total	—	—	38,124	551

Summary of Significant Receivables From and Payables To Related Parties

The significant receivables from and payables to related parties as at March 31, 2018 and March 31, 2019 are set out below:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Trade Receivable:
Konkola Copper Mines**	12	2	0
Sterlite Power Transmission limited	47	30	0
Vedanta Resources Limited	68	72	1
Sterlite Technologies Limited	40	—	—

Total	167	104	1

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Receivable from:
Sterlite Power Transmission limited	3	1	0
Konkola Copper Mines**	3,225	5,503	79
Vedanta Resources Limited	627	349	5
Sterlite Iron and Steel Company Limited	127	130	2
Goa Maritime Private Limited	10	10	0
Vedanta Foundation	50	—	—
Volcan Investments Limited	41	6	0
Twin Star Holdings Limited	33	50	1
Sterlite Power Grid Ventures Limited	0	1	0

Total	4,116	6,050	87

**

Subsequent to the year end, the High Court of Zambia has appointed provisional liquidator at Konkola Copper mines. The Company believes that the same is a non-adjusting post balance sheet event and effects, if any of the aforesaid action would be accounted for in the subsequent period financial statements.

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Loans to:
Sterlite Iron and Steel Company Limited.	45	45	1
Twin Star Holdings Limited.	650	692	10
RoshSkor Township (Proprietary) Limited	75	51	1

Total	770	788	12

Trade Payables:
Konkola Copper Mines	383	100	1
Sterlite Power Transmission limited	31	16	0
Sterlite Technologies Limited	—	132	2

Total	414	248	3

Payable to:
Vedanta Resources Limited	212	859	12
Hindustan Zinc Ltd Employees Contributory Provident Fund Trust	89	102	1
Sesa Resources Limited Employees Provident Fund	1	1	0
Sesa Mining Corporation Limited Employees Provident Fund	3	3	0
Sesa Group Employees Provident Fund Trust	17	17	0
Balco Employees Provident Fund Trust	50	51	1
HZL Superannuation Trust	2	3	0
HZL Employee group Gratuity Trust	620	536	8
Sesa Group Executives Superannuation Scheme	2	3	0
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund	0	0	0
Sesa Mining Corporation Limited Employees Gratuity Fund	14	12	0
Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund	40	53	1
Sesa Resources Limited Employees Gratuity Fund	5	2	0
Cairn Foundation	112	84	1
Volcan Investments Limited (Refer Note 35(f))	—	20,699	299
Sterlite Power Transmission limited	—	38	1

Total	1,167	22,463	324

Commission and consultancy fees payable to KMP and their relatives	35	47	1

Total	35	47	1

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Guarantees outstanding given / (taken)
Vedanta Medical Research Foundation	344	507	7

Total	344	507	7

Banking limits assigned/utilized/renewed to/for group companies
Volcan Investments Limited*	1,150	1,150	17

Total	1,150	1,150	17

*	Bank guarantee given by the Company on behalf of Volcan in favour of Income tax department, India as collateral in respect of certain tax disputes of Volcan.

Investments
India Grid Trust	1,223	1,061	15
Volcan Investments Limited (fair value of Structured investments) (Refer Note 35(f))	—	47,717	690
Vedanta Resources Limited (Investment in bonds)	4,117	2,227	32

Total	5,340	51,005	737

*	Bank guarantee given by the Company on behalf of Volcan in favour of Income tax department, India as collateral in respect of certain tax disputes of Volcan.

Summary of Remuneration of Key Management Personnel

The remuneration of the key management personnel of the Group are set out below in aggregate for each of the categories specified in IAS 24 Related party disclosures.

	Year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Short term employee benefits	348	326	413	6
Post-employment benefits*	26	24	14	0
Share based payments	77	61	45	1

Total	451	411	472	7

*	Does not include the provision made for gratuity and leave benefits, as they are determined on an actuarial basis for all the employees together.

Commission/ Sitting fees

	Year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
To independent directors	33	35	42	1
To other KMP	3	2	10	0

Total	36	37	52	1

	Year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Dividend to KMP	0	0	0	0

Total	0	0	0	0

Relatives of Key Management Personnel

	Year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Remuneration to relatives of KMP	79	71	151	2
Commission to relatives of KMP	4	4	3	0
Dividend to relatives of KMP	4	4	4	0

Total	87	79	158	2

Summary of Transactions During the Year with Post Retirement Trusts

Details of transactions with post retirement employee benefit trust/fund:

	Year ended March 31
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
PF Trust
Balco Employees Provident Fund Trust	159	129	138	2
Hindustan Zinc Ltd Employees Contributory Provident Fund Trust	309	303	346	5
Sesa Resources Limited Employees Provident Fund Trust	3	5	3	0
Sesa Mining Corporation Limited Employees Provident Fund Trust	6	10	12	0
Sesa Group Employees Provident Fund Trust	59	47	47	1
HZL Employee group Gratuity Trust	253	161	120	2
Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund	12	12	2	0
Sesa Resources Limited Employees Gratuity Fund	6	0	1	0
Sesa Mining Corporation Limited Employees Gratuity Fund	8	0	0	0
HZL Superannuation Trust	19	24	27	0
Sesa Group Executives Superannuation scheme	15	16	17	0
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund	1	1	1	0

Total	850	708	714	10